Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets consisted of the following:
	As of
	December 31, 2023	June 30, 2024
	$	$
		Unaudited
Long-term restricted cash (Note i)	1,714	—
Long-term receivable (Note ii)	1,467	1,467
Long-term lease deposits	194	194
Purchased educational content	—	900
Others	23	13
Sub-total	3,398	2,574
Less: allowance for doubtful accounts	(769)	(769)
Total	2,629	1,805

(Note i) It includes cash in collateral bank accounts for the issuance of letters of credit in US$.

(Note ii) Long-term receivables related to BSC and expected to be collected 60% of the total value by the end of the year 2025, and the remaining 40% will be due by the end of the year 2026.